AB High Income Fund

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 54.3%
Industrial – 48.5%
Basic – 2.8%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	2,679	$2,732,580
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		4,974	3,697,740
7.50%, 09/30/2029(a)		2,128	1,237,501
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,303	4,060,317
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)	U.S.$	2,051	1,856,362
Element Solutions, Inc. 3.875%, 09/01/2028(a)		4,145	3,664,023
ERP Iron Ore LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		1,355	433,572
FMG Resources (August 2006) Pty Ltd. 4.375%,04/01/2031(a)		12,055	10,367,300
4.50%, 09/15/2027(a)		1,475	1,377,902
6.125%, 04/15/2032(a)		8,381	8,049,543
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		1,084	975,507
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	111	103,128
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	2,847,405
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		3,201	2,532,506
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	3,917,793
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)		6,077	4,257,578
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)		16,121	0
Olympus Water US Holding Corp. 7.125%, 10/01/2027(a)		2,996	2,741,166
9.75%, 11/15/2028(a)		6,092	5,892,637
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	1,267	1,284,283
5.375%, 11/01/2026(a)	U.S.$	6,449	5,939,026
Sealed Air Corp. 6.875%, 07/15/2033(a)		2,036	2,124,500
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		1,970	1,964,410
SPCM SA 3.125%, 03/15/2027(a)		1,487	1,333,795

	Principal Amount (000)		U.S. $ Value

Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)	U.S.$	10,305	$8,409,681
WR Grace Holdings LLC
4.875%, 06/15/2027(a)		2,579	2,436,978
5.625%, 08/15/2029(a)		1,965	1,659,275

			85,896,508

Capital Goods – 3.8%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	5,856	5,018,625
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	5,355	4,379,988
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		6,327	5,928,033
5.25%, 08/15/2027(a)		1,966	1,680,930
Ball Corp. 6.00%, 06/15/2029		5,894	5,894,000
Bombardier, Inc. 6.00%, 02/15/2028(a)		288	270,899
7.50%, 02/01/2029(a)		830	821,445
7.875%, 04/15/2027(a)		3,332	3,324,321
Calderys Financing LLC 11.25%, 06/01/2028(a)		7,661	7,881,698
Chart Industries, Inc. 7.50%, 01/01/2030(a)		3	3,078
Crown Americas LLC 5.25%, 04/01/2030		890	847,113
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		7,472	7,190,044
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		2,299	2,288,105
EnerSys 4.375%, 12/15/2027(a)		5,050	4,685,408
Enviri Corp. 5.75%, 07/31/2027(a)		5,339	4,612,469
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,208,793
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	1,018,263
LSB Industries, Inc. 6.25%, 10/15/2028(a) (h)		4,622	4,248,817
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,027,865
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	8,184,075
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	1,142	1,081,619

	Principal Amount (000)		U.S. $ Value

Stericycle, Inc. 3.875%, 01/15/2029(a)	U.S.$	2,516	$2,223,796
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		2,961	2,769,524
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,205,293
4.875%, 05/01/2029		3,750	3,375,250
6.75%, 08/15/2028(a)		13,387	13,451,834
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,934	4,012,654
Triumph Group, Inc. 7.75%, 08/15/2025		1,658	1,604,543
9.00%, 03/15/2028(a)		8,778	9,027,106
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	133,732
WESCO Distribution, Inc. 7.25%, 06/15/2028(a)	U.S.$	2,164	2,209,509

			117,608,829

Communications - Media – 7.4%
Altice Financing SA 5.00%, 01/15/2028(a)		1,834	1,418,148
5.75%, 08/15/2029(a)		17,023	12,738,768
AMC Networks, Inc. 4.25%, 02/15/2029		4,017	2,234,626
4.75%, 08/01/2025		3,337	2,953,346
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		1,056	909,809
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	878,149
5.375%, 03/01/2025(a)	U.S.$	5,165	5,071,867
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		995	763,875
4.50%, 08/15/2030(a)		23,087	19,530,566
4.50%, 06/01/2033(a)		13,557	10,737,187
4.75%, 03/01/2030(a)		1,939	1,678,127
4.75%, 02/01/2032(a)		25,422	21,058,278
6.375%, 09/01/2029(a)		5,119	4,894,461
7.375%, 03/01/2031(a) (i)		2,542	2,523,574
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	535,536
CSC Holdings LLC 4.50%, 11/15/2031(a)		6,832	4,900,145
4.625%, 12/01/2030(a)		4,460	2,249,741
5.00%, 11/15/2031(a)		330	167,041
5.375%, 02/01/2028(a)		4,139	3,454,957
5.75%, 01/15/2030(a)		18,094	9,378,841
7.50%, 04/01/2028(a)		2,326	1,440,283
11.25%, 05/15/2028(a)		2,417	2,389,809
DISH DBS Corp. 5.125%, 06/01/2029		4,409	2,222,736

	Principal Amount (000)		U.S. $ Value

5.25%, 12/01/2026(a)	U.S.$	9,108	$7,467,089
5.75%, 12/01/2028(a)		9,476	7,311,262
5.875%, 11/15/2024		953	869,612
7.375%, 07/01/2028		6,580	3,698,366
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	2,401,075
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		8,103	5,595,930
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		5,920	4,660,900
6.375%, 05/01/2026		1,524	1,318,837
8.375%, 05/01/2027		1,375	939,964
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		4,643	3,849,589
6.75%, 10/15/2027(a)		5,536	5,199,010
Liberty Interactive LLC 3.75%, 02/15/2030(j)		2,202	485,078
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		6,531	5,734,251
National CineMedia LLC 5.875%, 04/15/2028(a) (c) (k)		3,387	1,040,811
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	4,086,145
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		82	68,152
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		7,439	4,839,697
5.50%, 03/01/2030(a) (i)		4,371	2,297,205
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		1,700	1,330,917
4.00%, 07/15/2028(a)		26,374	22,952,500
5.50%, 07/01/2029(a)		110	100,586
Summer BidCo BV 9.00% (9.00% Cash or 9.75% PIK), 11/15/2025(a) (f) (i)	EUR	3,477	3,502,121
Univision Communications, Inc. 4.50%, 05/01/2029(a)	U.S.$	5,716	4,960,668
7.375%, 06/30/2030(a)		8,775	8,544,942
Urban One, Inc. 7.375%, 02/01/2028(a)		7,907	6,994,259
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		4,106	3,232,874
Ziggo BV 4.875%, 01/15/2030(a)		900	762,349

			228,374,059

Communications - Telecommunications – 2.2%
Altice France Holding SA 10.50%, 05/15/2027(a)		9,715	4,106,040
Altice France SA/France 5.125%, 07/15/2029(a)		14,762	10,334,877

	Principal Amount (000)		U.S. $ Value

Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	4,271	$4,088,155
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		1,767	1,378,025
Embarq Corp. 7.995%, 06/01/2036		4,321	2,450,438
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	2,802,438
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (d) (e)		7,915	0
9.75%, 07/15/2025(c) (d) (e) (g)		1,446	0
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		3,785	2,483,216
4.25%, 07/01/2028(a)		4,638	3,282,211
4.625%, 09/15/2027(a)		3,256	2,473,384
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	3,690	3,804,652
Telecom Italia Capital SA 7.20%, 07/18/2036	U.S.$	5,713	4,908,103
7.721%, 06/04/2038		6,995	6,202,573
United Group BV 3.625%, 02/15/2028(a)	EUR	752	667,729
4.00%, 11/15/2027(a)		1,816	1,667,289
4.625%, 08/15/2028(a)		344	311,650
8.125% (EURIBOR 3 Month + 4.88%), 02/01/2029(l)		5,496	5,658,091
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	900	745,350
4.75%, 07/15/2031(a)		12,630	10,684,694

			68,048,915

Consumer Cyclical - Automotive – 4.5%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		3,279	3,182,391
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		3,409	3,433,480
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		4,764	5,194,865
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	1,123,129
Dana, Inc. 4.25%, 09/01/2030	U.S.$	3,854	3,295,762
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		8,346	7,712,694
Exide Technologies
(Exchange Priority) 11.00%, 10/31/2024(c) (d) (e) (g)		18,493	0
(First Lien) 11.00%, 10/31/2024(c) (d) (e) (g)		7,590	0
Ford Motor Co. 6.10%, 08/19/2032		17,381	16,818,614

	Principal Amount (000)		U.S. $ Value

Ford Motor Credit Co. LLC 2.70%, 08/10/2026	U.S.$	388	$347,769
5.113%, 05/03/2029		1,800	1,678,025
5.125%, 06/16/2025		538	523,922
6.80%, 05/12/2028		9,197	9,280,721
7.35%, 11/04/2027		14,621	15,024,147
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		3,843	3,426,708
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)		1,575	1,457,216
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (f)		7,018	6,729,866
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (f)	EUR	1,751	2,018,776
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	6,351	5,611,802
5.875%, 01/15/2028(a)		6,393	5,956,115
7.75%, 10/15/2025(a)		4,597	4,645,481
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	8,232,423
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,980	5,867,623
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		6,620	5,367,352
Titan International, Inc. 7.00%, 04/30/2028		7,168	6,904,914
ZF Europe Finance BV 2.00%, 02/23/2026(a) (h)	EUR	1,200	1,222,027
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		200	197,180
3.75%, 09/21/2028(a)		100	101,778
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	9,312	9,035,962
6.875%, 04/14/2028(a)		1,539	1,563,324
7.125%, 04/14/2030(a)		1,539	1,583,310

			137,537,376

Consumer Cyclical - Entertainment – 3.3%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	7,490,417
5.75%, 03/01/2027(a)		5,811	5,373,793
7.625%, 03/01/2026(a)	EUR	1,630	1,756,341
9.875%, 08/01/2027(a)	U.S.$	5,639	5,884,023
10.125%, 02/01/2026(a)	EUR	1,630	1,886,275
Carnival PLC 1.00%, 10/28/2029		737	536,015
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,327,011
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		2,584	2,270,412

	Principal Amount (000)		U.S. $ Value

Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	1,512	$1,461,843
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	2,847,108
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	4,832	4,575,926
8.375%, 02/01/2028(a)		768	801,132
Royal Caribbean Cruises Ltd.
5.375%, 07/15/2027(a)		6,220	5,914,813
5.50%, 08/31/2026(a)		5,098	4,895,357
5.50%, 04/01/2028(a)		20,172	19,013,310
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	3,856,730
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		3,967	3,793,330
Viking Cruises Ltd.
5.875%, 09/15/2027(a)		6,453	6,030,072
7.00%, 02/15/2029(a) (i)		6,171	5,827,607
9.125%, 07/15/2031(a)		3,056	3,136,615
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,318	3,083,936

			102,762,066

Consumer Cyclical - Other – 3.3%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		3,468	3,409,717
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	4,799,535
6.25%, 09/15/2027(a)		5,404	4,988,073
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		2,339	2,331,424
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		3,735	3,711,046
7.00%, 02/15/2030(a)		4,502	4,546,997
Castle UK Finco PLC 7.00%, 05/15/2029	GBP	2,900	2,905,982
8.573% (EURIBOR 3 Month + 5.25%), 05/15/2028(l)	EUR	2,233	2,091,592
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	2,523	2,331,111
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	5,715,639
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,678,765
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,171,436
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,162	991,446
5.00%, 06/01/2029(a)		6,848	6,125,428

	Principal Amount (000)		U.S. $ Value

Installed Building Products, Inc. 5.75%, 02/01/2028(a)	U.S.$	838	$795,161
Mattamy Group Corp. 4.625%, 03/01/2030(a)		6,691	5,873,184
MGM Resorts International 4.75%, 10/15/2028		4,015	3,705,265
5.50%, 04/15/2027		4,386	4,227,881
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	836,148
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	3,292	2,999,709
4.75%, 04/01/2029		4,530	4,022,179
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,607,193
Travel + Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,024,022
4.625%, 03/01/2030(a)		10,068	8,700,069
6.625%, 07/31/2026(a)		3,533	3,516,759
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		628	578,939
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,232,916
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,102,108

			102,019,724

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		4,965	4,543,992
4.00%, 10/15/2030(a)		1,843	1,581,068
4.375%, 01/15/2028(a)		83	76,645
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	963	1,140,089
8.25%, 07/31/2025(a)		4,036	4,842,149
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	867	785,318

			12,969,261

Consumer Cyclical - Retailers – 2.6%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	3,837,956
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,368	2,986,515
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,465	2,380,918
6.75%, 07/01/2036		1,479	1,345,065
6.875%, 11/01/2035		9,394	8,713,960
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		1,082	1,084,629

	Principal Amount (000)		U.S. $ Value

Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	$1,076,538
5.875%, 10/01/2028(a)		4,527	2,745,479
FirstCash, Inc. 5.625%, 01/01/2030(a)		160	147,743
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,080,820
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		99	87,285
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,342,959
LCM Investments Holdings II LLC 8.25%, 08/01/2031(a)		1,588	1,613,472
Levi Strauss & Co. 3.50%, 03/01/2031(a)		3,914	3,221,943
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		7,693	6,539,138
7.875%, 05/01/2029(a)		4,330	3,086,022
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		6,621	6,198,779
Penske Automotive Group, Inc. 3.75%, 06/15/2029		885	765,762
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		2,529	2,467,922
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		6,301	5,398,725
4.875%, 11/15/2031(a)		525	436,348
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	4,069,204
Staples, Inc. 7.50%, 04/15/2026(a)		8,741	7,203,450
10.75%, 04/15/2027(a)		6,383	3,654,268
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		3,220	3,208,478
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,039,870
William Carter Co. (The) 5.625%, 03/15/2027(a)		1,991	1,946,944
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		798	626,642

			81,306,834

Consumer Non-Cyclical – 6.1%
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,661,736
6.125%, 08/01/2028(a)		132	118,848
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		817	711,108

	Principal Amount (000)		U.S. $ Value

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	U.S.$	3,290	$3,118,388
4.875%, 02/15/2030(a)		2,263	2,081,762
5.875%, 02/15/2028(a)		1,997	1,953,420
6.50%, 02/15/2028(a)		6,117	6,094,396
7.50%, 03/15/2026(a)		333	338,729
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	6,619,418
6.25%, 02/15/2029(a)		4,938	2,296,761
CAB SELAS 3.375%, 02/01/2028(a)	EUR	3,859	3,618,466
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	978,635
5.625%, 03/15/2027(a)		697	621,587
6.125%, 04/01/2030(a)		11,875	7,490,872
6.875%, 04/01/2028(a)		2,898	1,811,291
8.00%, 03/15/2026(a)		2,265	2,225,301
DaVita, Inc. 3.75%, 02/15/2031(a)		823	657,747
4.625%, 06/01/2030(a)		14,083	12,025,647
Elanco Animal Health, Inc. 6.65%, 08/28/2028(h) (i)		8,007	7,911,813
Embecta Corp. 5.00%, 02/15/2030(a)		9,223	7,610,299
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	4,033,230
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,196	1,223,047
Garden Spinco Corp. 8.625%, 07/20/2030(a)		3,395	3,678,856
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	6,477	6,139,121
Gruenenthal GmbH 4.125%, 05/15/2028(a)		3,656	3,803,588
Iceland Bondco PLC 9.25%, (EURIBOR 3 Month + 5.50%), 12/15/2027(l)		1,447	1,568,584
10.875%, 12/15/2027	GBP	430	556,006
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,948	3,781,498
6.50%, 05/15/2030(a)	U.S.$	898	906,842
Jazz Securities DAC 4.375%, 01/15/2029(a)		3,447	3,066,863
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		9,238	8,128,940
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,239,761
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	337,956
Medline Borrower LP
3.875%, 04/01/2029(a)		6,982	6,117,985
5.25%, 10/01/2029(a)		14,103	12,522,588

	Principal Amount (000)		U.S. $ Value

ModivCare, Inc. 5.875%, 11/15/2025(a)	U.S.$	249	$231,439
Newell Brands, Inc. 4.70%, 04/01/2026(h)		736	701,171
4.875%, 06/01/2025		748	723,615
6.00%, 04/01/2046(h)		1,969	1,599,510
6.375%, 09/15/2027		1,346	1,322,708
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		5,828	5,223,439
5.125%, 04/30/2031(a)		3,884	3,291,687
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(h)		200	179,168
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,085,092
4.625%, 04/15/2030(a)		414	364,939
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,188,789
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		9,903	9,283,718
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		6,864	5,664,874
Tenet Healthcare Corp. 6.125%, 06/15/2030		1,026	997,618
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		5,317	4,520,022
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		10,570	9,239,503
US Renal Care, Inc. 10.625%, 07/15/2027(a)		1,739	636,584

			186,304,965

Energy – 4.6%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,215	1,157,800
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,179	2,194,504
Callon Petroleum Co. 7.50%, 06/15/2030(a)		4,640	4,503,395
8.25%, 07/15/2025		253	253,000
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,593,581
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,330,419
7.00%, 06/15/2025(a)		9,430	9,317,025
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		3,111	2,935,139
8.375%, 07/01/2028(a)		4,027	4,142,704
8.75%, 07/01/2031(a)		3,909	4,045,667

	Principal Amount (000)		U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	635	$594,046
7.25%, 03/14/2027(a)		81	80,917
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,202,776
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		4,001	3,940,301
9.25%, 02/15/2028(a)		538	547,307
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		6,469	5,942,782
EnLink Midstream Partners LP Series C 9.618% (LIBOR 3 Month + 4.11%), 08/31/2023(l) (m)		12,323	10,636,450
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,942	3,600,995
4.75%, 01/15/2031(a)		2,497	2,227,545
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,230	1,179,454
7.75%, 02/01/2028		5,793	5,612,209
8.00%, 01/15/2027		1,883	1,852,059
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		2,289	2,145,121
7.00%, 08/01/2027		2,149	2,103,519
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		2,508	1,580
6.375%, 05/15/2025(c)		9,574	6,032
6.375%, 01/15/2026(c)		9,247	5,826
6.625%, 05/01/2023(b) (c)		619	390
8.00%, 05/17/2026(a)		3,335	3,378,239
Harbour Energy PLC 5.50%, 10/15/2026(a)		2,718	2,529,289
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		499	438,595
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,024	948,236
6.00%, 02/01/2031(a)		1,461	1,330,675
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		2,299	2,349,444
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,035,899
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		2,391	2,234,838
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,898	1,826,118
7.50%, 01/15/2028(a)		7,663	7,031,578
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		6,051	5,758,178
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		6,914	6,849,472

	Principal Amount (000)		U.S. $ Value

NuStar Logistics LP 6.375%, 10/01/2030	U.S.$	873	$842,118
Southwestern Energy Co.
5.375%, 02/01/2029		1,481	1,399,195
8.375%, 09/15/2028		153	159,245
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (h)		4,596	4,524,259
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		1,917	1,865,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030(a)		614	546,835
6.00%, 09/01/2031(a)		269	235,527
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,558	1,555,165
Venture Global LNG, Inc.
8.125%, 06/01/2028(a)		5,462	5,552,752
8.375%, 06/01/2031(a)		5,455	5,536,425

			141,080,233

Other Industrial – 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		361	330,853
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		2,847	2,885,528
7.75%, 03/15/2031(a)		2,629	2,748,793

			5,965,174

Services – 3.0%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		3,671	3,173,920
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,067,475
6.625%, 07/15/2026(a)		1,699	1,624,429
9.75%, 07/15/2027(a)		4,763	4,369,931
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	959,809
4.625%, 06/01/2028(a)	U.S.$	4,924	4,179,411
4.875%, 06/01/2028(a)	GBP	3,580	3,540,735
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	7,439,316
APX Group, Inc. 5.75%, 07/15/2029(a)		5,963	5,180,060
6.75%, 02/15/2027(a)		2,153	2,107,921
Aramark Services, Inc. 5.00%, 02/01/2028(a)		3,832	3,621,354
Block, Inc. 3.50%, 06/01/2031		1,017	851,973

	Principal Amount (000)		U.S. $ Value

Cars.com, Inc. 6.375%, 11/01/2028(a)	U.S.$	4,403	$4,168,266
Garda World Security Corp. 4.625%, 02/15/2027(a)		378	349,110
7.75%, 02/15/2028(a)		4,912	4,883,387
9.50%, 11/01/2027(a)		495	484,413
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		2,109	1,838,951
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,260,431
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		5,653	4,217,303
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		6,914	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		3,721	3,243,463
5.75%, 11/01/2028(a) (i)		13,626	10,434,032
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		7,757	7,135,503
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		109	107,891
6.25%, 01/15/2028(a)		13,331	12,569,530
Q-Park Holding I BV 1.50%, 03/01/2025(a)	EUR	586	620,278
2.00%, 03/01/2027(a)		946	916,736
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	265	248,471
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		2,000	1,707,877

			93,301,976

Technology – 2.7%
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a) (i)		7,398	6,271,832
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	3,355,049
CommScope, Inc. 4.75%, 09/01/2029(a)		7,709	5,926,216
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		7,475	7,164,721
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,005,926
7.125%, 09/30/2030(a)		3,489	3,514,377
GoTo Group, Inc. 5.50%, 09/01/2027(a)		5,905	3,389,730
Imola Merger Corp. 4.75%, 05/15/2029(a)		2,868	2,518,504
NCR Corp. 5.125%, 04/15/2029(a)		5,205	4,658,278
6.125%, 09/01/2029(a)		1,207	1,226,718

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	3,976	$3,508,503
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		7,310	7,091,732
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		14,232	6,373,464
Seagate HDD Cayman 8.25%, 12/15/2029(a)		5,469	5,728,171
8.50%, 07/15/2031(a)		5,795	6,067,987
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		8,701	7,138,014
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	2,957,751

			81,896,973

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		3,490	3,438,547
5.75%, 04/20/2029(a)		3,296	3,195,171
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		4,795	4,528,528
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		5,914	5,977,697
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,152	1,044,381

			18,184,324

Transportation - Services – 1.0%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	2,713	2,869,657
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	6,655	6,038,436
5.375%, 03/01/2029(a)		837	778,305
5.75%, 07/15/2027(a)		1,477	1,422,981
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	538	501,677
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		5,428	4,467,140
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	5,020	4,537,618
5.00%, 12/01/2029(a)		6,811	5,625,900
Loxam SAS 2.875%, 04/15/2026(a)	EUR	934	951,405

	Principal Amount (000)		U.S. $ Value

PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	2,240	$2,030,164

			29,223,283

			1,492,480,500

Financial Institutions – 4.9%
Banking – 0.5%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(m)		14,614	11,129,488
Series C 4.70%, 05/15/2028(m)		993	697,046
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a) (i)		4,441	4,296,943

			16,123,477

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,293,450
AG Issuer LLC 6.25%, 03/01/2028(a)		3,354	3,238,316
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		897	925,143
NFP Corp. 4.875%, 08/15/2028(a)		479	433,446
6.875%, 08/15/2028(a)		4,358	3,861,981

			14,752,336

Finance – 1.8%
Aircastle Ltd. 5.25%, 06/15/2026(a) (m)		2,836	2,166,736
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,254,944
CNG Holdings, Inc. 12.50%, 06/15/2024(g)		4,791	4,057,563
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		2,417	2,199,978
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		13,768	5,272,766
Enova International, Inc. 8.50%, 09/01/2024(a)		2,537	2,520,393
8.50%, 09/15/2025(a)		6,750	6,655,939
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		2,431	2,453,012
8.00%, 06/15/2028(a)		3,646	3,713,837
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,831	4,124,261
Navient Corp. 4.875%, 03/15/2028		6,959	6,081,075
5.00%, 03/15/2027		1,471	1,331,305
5.625%, 08/01/2033		1,834	1,404,791
6.75%, 06/25/2025		2,395	2,368,867

	Principal Amount (000)		U.S. $ Value

SLM Corp. 3.125%, 11/02/2026	U.S.$	1,440	$1,266,577
Synchrony Financial 7.25%, 02/02/2033		5,285	4,943,384

			54,815,428

Insurance – 0.5%
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (f) (i)		11,605	10,823,352
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,000	870,877
HUB International Ltd. 7.25%, 06/15/2030(a)		5,382	5,492,803

			17,187,032

Other Finance – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	7,354,294
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	3,896,681
3.625%, 10/01/2031(a)		2,379	1,497,805
CURO SPV LLC 18.00%, 08/02/2027(e)		5,246	5,035,934

			17,784,714

REITs – 1.0%
Aedas Homes Opco SLU 4.00%, 08/15/2026	EUR	8,929	9,088,292
Agps Bondco PLC 5.50%, 11/13/2026(a) (h)		1,200	429,128
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	8,411	7,270,258
5.75%, 05/15/2026(a)		2,813	2,637,826
Office Properties Income Trust 3.45%, 10/15/2031		3,882	2,047,373
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026	EUR	5,665	5,830,594
Vivion Investments SARL 3.00%, 08/08/2024(a)		2,500	2,311,584
3.50%, 11/01/2025(a)		2,400	1,834,507

			31,449,562

			152,112,549

Utility – 0.9%
Electric – 0.6%
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)		813	741,850
NRG Energy, Inc. 3.875%, 02/15/2032(a)	U.S.$	7,731	5,979,918
10.25%, 03/15/2028(a) (m)		3,572	3,472,689

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a) (m)	U.S.$	3,713	$3,345,612
8.00%, 10/15/2026(a) (m)		4,495	4,275,525

			17,815,594

Natural Gas – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		710	648,473
5.875%, 08/20/2026		530	499,208
UGI International LLC 2.50%, 12/01/2029(a)	EUR	4,535	3,848,920

			4,996,601

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)	U.S.$	4,331	4,247,223

			27,059,418

Total Corporates - Non-Investment Grade (cost $1,874,891,801)			1,671,652,467

CORPORATES - INVESTMENT GRADE – 15.1%
Industrial – 7.4%
Basic – 0.5%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		4,684	3,982,572
7.25%, 02/13/2033(a)		899	882,463
Freeport Indonesia PT 4.763%, 04/14/2027(a)		696	673,296
INEOS Finance PLC 3.375%, 03/31/2026(a)	EUR	1,428	1,464,190
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	3,219	3,121,046
Olin Corp. 5.125%, 09/15/2027		540	516,125
5.625%, 08/01/2029		3,127	3,027,696
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		1,084	971,394
4.625%, 06/16/2030(a)		2,376	2,030,767

			16,669,549

Capital Goods – 0.3%
General Electric Co. Series D 8.882% (LIBOR 3 Month + 3.33%), 09/15/2023(l) (m)		5,563	5,578,320
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	811,704
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		852	848,550
6.40%, 04/15/2033(a)		1,008	1,004,116

	Principal Amount (000)		U.S. $ Value

Textron Financial Corp. 7.056% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (l)	U.S.$	125	$94,747

			8,337,437

Communications - Media – 0.7%
Cox Communications, Inc. 5.70%, 06/15/2033(a)		1,610	1,617,491
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		8,766	7,912,774
Discovery Communications LLC 4.125%, 05/15/2029		736	676,308
Prosus NV 3.061%, 07/13/2031(a)		2,872	2,248,747
4.027%, 08/03/2050(a)		1,341	856,631
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		443	376,811
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		3,059	2,863,579
4.279%, 03/15/2032		4,249	3,764,985
Weibo Corp. 3.375%, 07/08/2030		1,896	1,529,124

			21,846,450

Communications - Telecommunications – 0.2%
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	3,977,517
Sprint LLC 7.625%, 03/01/2026		137	142,454
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(a)		2,112	1,736,170

			5,856,141

Consumer Cyclical - Automotive – 1.6%
Ford Motor Co. 3.25%, 02/12/2032		9,212	7,279,219
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		6,465	6,137,613
General Motors Financial Co., Inc. 5.85%, 04/06/2030		7,425	7,417,463
6.40%, 01/09/2033		6,351	6,530,237
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(a)		13,050	13,186,731
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		393	341,927
2.45%, 09/15/2028(a)		3,310	2,712,575
2.75%, 03/09/2028(a)		5,326	4,535,168
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		434	390,876

			48,531,809

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.75%, 04/01/2029(a)	U.S.$	5,792	$5,179,248

Consumer Cyclical - Other – 0.7%
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,091,776
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	268	250,696
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	8,915,963
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	745,878
4.625%, 04/06/2031(a)		5,800	4,558,641
8.45%, 07/27/2030(a)		900	899,111
Sands China Ltd. 3.75%, 08/08/2031(h)		675	562,781
4.875%, 06/18/2030(h)		2,225	2,025,249
5.90%, 08/08/2028(h)		1,104	1,072,260

			20,122,355

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		1,195	1,105,614
5.875%, 03/15/2030(a)		4,253	3,839,057
6.125%, 03/15/2032(a)		2,121	1,900,752

			6,845,423

Consumer Non-Cyclical – 0.6%
180 Medical, Inc. 3.875%, 10/15/2029(a)		2,968	2,598,867
BAT Capital Corp. 6.421%, 08/02/2033		4,171	4,171,000
7.75%, 10/19/2032		2,504	2,767,738
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,697,504
4.00%, 03/15/2031(a)		2,554	2,225,758
IQVIA, Inc. 5.70%, 05/15/2028(a)		958	954,847
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		5,244	4,236,527

			19,652,241

Energy – 1.5%
Apache Corp. 5.10%, 09/01/2040		1,548	1,314,296
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		1,103	1,067,023
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,740,848
8.625%, 01/19/2029		3,103	3,190,660
8.875%, 01/13/2033		1,720	1,757,195

	Principal Amount (000)		U.S. $ Value

Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)	U.S.$	1,711	$1,639,767
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		5,100	4,789,563
Occidental Petroleum Corp. 5.875%, 09/01/2025		346	346,995
7.50%, 05/01/2031		3,487	3,837,350
8.875%, 07/15/2030		558	647,139
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	542,278
Ovintiv, Inc. 5.65%, 05/15/2028		2,842	2,825,157
6.25%, 07/15/2033		4,048	4,086,104
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		4,529	3,464,685
TransCanada PipeLines Ltd. 7.531% (LIBOR 3 Month + 2.21%), 05/15/2067(l)		2,500	2,024,694
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,237,181
8.00%, 11/15/2032(a)		4,260	4,596,122
Western Midstream Operating LP 3.95%, 06/01/2025		1,033	997,732
4.05%, 02/01/2030(h)		2,516	2,286,931
4.75%, 08/15/2028		1,563	1,498,625
5.45%, 04/01/2044		916	801,090

			45,691,435

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(a)		3,902	3,879,057
6.25%, 06/15/2033(a)		3,459	3,481,653

			7,360,710

Services – 0.0%
Elis SA Series E 1.625%, 04/03/2028(a)	EUR	900	884,660

Technology – 0.4%
HP, Inc. 5.50%, 01/15/2033	U.S.$	5,346	5,272,564
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		735	620,825
5.831%, 01/27/2028(a)		2,591	2,578,304
SK Hynix, Inc. 2.375%, 01/19/2031(a)		1,492	1,158,046
6.25%, 01/17/2026(a)		679	682,286
6.50%, 01/17/2033(a) (i)		934	951,606
Western Digital Corp. 2.85%, 02/01/2029		203	163,384
3.10%, 02/01/2032		541	398,011

	Principal Amount (000)		U.S. $ Value

Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)	U.S.$	1,689	$1,297,946

			13,122,972

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,876,891

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,739	1,579,835

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		3,384	3,316,066

			227,873,222

Financial Institutions – 7.3%
Banking – 5.3%
AIB Group PLC 4.263%, 04/10/2025(a)		887	871,552
7.583%, 10/14/2026(a)		5,343	5,477,603
Ally Financial, Inc. 6.70%, 02/14/2033		1,485	1,380,002
8.00%, 11/01/2031		1,002	1,061,480
Banco Santander SA 3.225%, 11/22/2032		200	157,935
6.921%, 08/08/2033		4,800	4,800,000
Bank of America Corp. Series B 8.05%, 06/15/2027		8,700	9,402,449
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		2,592	2,583,668
Barclays PLC 6.125%, 12/15/2025(m)		3,519	3,217,190
7.119%, 06/27/2034		2,695	2,732,439
7.385%, 11/02/2028		6,480	6,816,447
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		2,811	2,159,655
7.375%, 08/19/2025(a) (m)		3,758	3,702,077
Capital One Financial Corp. 6.312%, 06/08/2029		4,531	4,549,041
Citigroup, Inc. 9.699% (SOFR + 4.33%), 10/30/2023(l) (m)		6,097	6,116,746
Credit Agricole SA 8.125%, 12/23/2025(a) (m)		1,767	1,771,930
8.125%, 03/23/2172(m)		4,862	4,882,433
Credit Suisse Group AG 3.091%, 05/14/2032(a)		3,095	2,556,121
6.373%, 07/15/2026(a)		2,253	2,256,558

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 1.447%, 04/01/2025	U.S.$	150	$144,360
6.72%, 01/18/2029		4,598	4,684,804
7.079%, 02/10/2034		4,299	4,126,288
7.146%, 07/13/2027		2,202	2,245,376
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	872,545
Goldman Sachs Group, Inc. (The) Series P 8.211% (LIBOR 3 Month + 2.87%), 08/31/2023(l) (m)		5,043	5,014,883
HSBC Holdings PLC 4.041%, 03/13/2028		2,129	2,008,281
4.60%, 12/17/2030(m)		986	789,096
4.762%, 03/29/2033		3,458	3,136,654
6.375%, 03/30/2025(m)		418	403,370
7.336%, 11/03/2026		1,903	1,967,143
7.39%, 11/03/2028		2,206	2,331,116
8.113%, 11/03/2033		6,060	6,710,815
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,120,874
5.71%, 01/15/2026(a)		860	829,761
6.625%, 06/20/2033(a)		3,768	3,774,326
7.00%, 11/21/2025(a)		972	986,696
Lloyds Banking Group PLC 7.50%, 06/27/2024(m)		2,076	2,021,244
7.953%, 11/15/2033		2,680	2,924,621
8.00%, 09/27/2029(m)		3,551	3,317,150
NatWest Group PLC 7.472%, 11/10/2026		2,715	2,800,883
Santander Holdings USA, Inc. 6.565%, 06/12/2029		5,218	5,207,312
Santander UK Group Holdings PLC 6.833%, 11/21/2026		12,101	12,276,999
Standard Chartered PLC 7.141% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (l) (m)		3,500	3,228,487
7.776%, 11/16/2025(a)		4,220	4,324,118
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (m)		600	573,086
Synchrony Bank 5.625%, 08/23/2027		1,521	1,443,068
UBS Group AG 3.75%, 03/26/2025		1,186	1,146,710
7.00%, 02/19/2025(a) (m)		6,302	6,070,684
UniCredit SpA 1.982%, 06/03/2027(a)		3,605	3,185,654
Wells Fargo & Co. 7.625%, 09/15/2028(m)		3,117	3,205,308

			161,367,038

Finance – 0.8%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,185,944

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(a)	U.S.$	1,274	$1,104,302
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		3,301	2,896,712
4.125%, 08/01/2025(a)		2,077	1,972,291
4.875%, 10/01/2025(a)		1,585	1,525,450
6.375%, 07/15/2030(a)		3,889	3,885,284
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		751	656,382
Series E
4.25%, 11/07/2027(a)		270	229,222
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		708	670,179
3.75%, 05/29/2024(a)		412	398,214
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,263,901
4.875%, 11/22/2026(a)		710	633,121
5.50%, 01/16/2025(a)		3,149	3,025,307
ILFC E-Capital Trust II 7.314% (LIBOR 3 Month + 1.80%), 12/21/2065(a) (l)		1,500	1,081,702

			25,528,011

Insurance – 1.0%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	12,786,829
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	9,731,526
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,267,466
Nationwide Mutual Insurance Co. 7.842% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (l)		5,000	5,000,075

			29,785,896

REITs – 0.2%
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,370	3,047,323
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(a)		1,279	1,243,522
5.625%, 05/01/2024(a)		2,333	2,321,702

			6,612,547

			223,293,492

Utility – 0.4%
Electric – 0.4%
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,688	1,630,855

	Principal Amount (000)		U.S. $ Value

Electricite de France SA 9.125%, 03/15/2033(a) (m)	U.S.$	1,365	$1,438,917
Enel Finance International NV 7.50%, 10/14/2032(a)		2,963	3,306,910
NRG Energy, Inc. 7.00%, 03/15/2033(a)		1,192	1,192,821
Palomino Funding Trust I 7.233%, 05/17/2028(a)		5,475	5,531,260

			13,100,763

Total Corporates - Investment Grade (cost $470,075,643)			464,267,477

EMERGING MARKETS - CORPORATE BONDS – 6.3%
Industrial – 5.9%
Basic – 1.6%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,258	1,433,875
7.45%, 11/15/2029(a)		5,151	3,491,090
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	2,827,206
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,898	10,310,489
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	4,177,344
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,186,906
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		6,367	6,327,079
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	722,318
5.05%, 04/05/2032(a)		2,171	1,763,894
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		2,588	2,589,985
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,826,681
4.50%, 11/16/2029(a)		1,878	1,522,570
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,536	2,259,475
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,384	989,989

			48,428,901

Capital Goods – 0.6%
Cemex SAB de CV 5.125%, 06/08/2026(a) (m)		4,107	3,766,529
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	7,983,648
6.95%, 01/17/2028(a)		1,955	1,977,756
7.00%, 07/28/2030(a)		1,066	1,078,023

	Principal Amount (000)		U.S. $ Value

IHS Holding Ltd. 5.625%, 11/29/2026(a)	U.S.$	1,729	$1,506,218
6.25%, 11/29/2028(a)		537	441,951
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		17,592	70,367

			16,824,492

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		4,541	3,795,232
VTR Finance NV 6.375%, 07/15/2028(g)		632	267,020

			4,062,252

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,871	1,549,104
Digicel Group Holdings Ltd. 7.00%, 08/16/2023(f) (g) (m)		716	78,775
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,643,706
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		1,600	1,525,536

			4,797,121

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 7.448% (EURIBOR 3 Month + 4.12%), 02/15/2028(l)	EUR	3,827	4,216,451
Allwyn International AS 3.875%, 02/15/2027(a)		744	767,924
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,297,410
5.625%, 07/17/2027(a)		3,599	3,250,797
5.75%, 07/21/2028(a)		3,277	2,928,819
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	7,743,441
5.25%, 06/18/2025(a)		437	421,159
5.375%, 05/15/2024(a)		2,104	2,075,470
Studio City Co., Ltd. 7.00%, 02/15/2027 (a)		1,338	1,270,792
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	1,910,902
6.00%, 07/15/2025(a)		1,011	953,838
6.50%, 01/15/2028(a)		224	192,080
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	1,956,734
5.50%, 01/15/2026(a)		825	772,117
5.50%, 10/01/2027(a)		1,100	994,125
5.625%, 08/26/2028(a)		2,442	2,173,380

			36,925,439

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2024(d) (e)	ZAR	230	$0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (d) (e) (g)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (b) (c) (d) (e)		3,942	0

			0

Consumer Non-Cyclical – 1.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(a) (d) (e) (g)		2,174	1,010,213
BRF SA 4.875%, 01/24/2030(a)		1,952	1,621,722
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,443	1,332,914
MARB BondCo PLC 3.95%, 01/29/2031(a)		8,907	6,542,191
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		4,733	4,149,658
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		1,785	1,541,722
4.95%, 01/17/2028(a)		1,820	1,677,385
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,746,312
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,085,642
5.125%, 05/09/2029(i)		2,251	2,054,015
7.875%, 09/15/2029		2,840	2,956,973
8.125%, 09/15/2031		2,840	3,007,896
Tonon Luxembourg SA 6.50%, 10/31/2024(c) (d) (g) (k)		2,437	244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,177,650
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (g)		13,674	1,367
10.875%, 01/13/2020(b) (c) (d) (e) (g)		2,500	250
11.75%, 02/09/2022(b) (c) (d) (e) (g)		13,613	1,361

			31,907,515

Energy – 0.9%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,105	1,873,444
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		1,100	959,363
Cosan SA 5.50%, 09/20/2029(a)		2,027	1,885,151
Geopark Ltd. 5.50%, 01/17/2027(a)		1,883	1,614,202

	Principal Amount (000)		U.S. $ Value

Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)	U.S.$	2,731	$2,169,548
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		3,868	3,733,587
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,557,139
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		2,565	2,514,441
6.50%, 06/30/2027(a)		3,495	3,367,806
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		1,011	1,001,638
MV24 Capital BV 6.748%, 06/01/2034(a)		2,668	2,452,255
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		121	113,573
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		1,739	1,549,223
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	1,852,598

			27,643,968

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,466,171

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		8,243	7,562,953

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	493,348

			180,112,160

Utility – 0.4%
Electric – 0.4%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		2,044	1,911,304
AES Andes SA 6.35%, 10/07/2079(a)		2,632	2,484,582
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,614	2,604,639
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,187,841
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,236,099
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,432	1,208,003

			11,632,468

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (f) (h)	U.S.$	319	$12,753
5.25%, 12/27/2033(a) (f) (h)		5,738	229,233
7.125%, 12/26/2046(a) (f) (h)		12,011	758,493

			1,000,479

REITs – 0.0%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (c) (k)		1,125	50,625
5.98%, 08/18/2025(a) (c) (k)		380	17,100
7.95%, 02/19/2023(a) (b) (c)		579	26,055
Country Garden Holdings Co., Ltd. 3.125%, 10/22/2025(a)		400	78,000
Yango Justice International Ltd. 7.50%, 04/15/2024(a) (c) (k)		344	3,440
7.50%, 02/17/2025(a) (c) (k)		918	9,180
7.875%, 09/04/2024(a) (c) (k)		251	2,510
8.25%, 11/25/2023(a) (c) (k)		400	4,000
10.25%, 09/15/2022(b) (c)		264	2,640

			193,550

			1,194,029

Total Emerging Markets - Corporate Bonds (cost $271,006,747)			192,938,657

BANK LOANS – 5.2%
Industrial – 4.8%
Capital Goods – 0.7%
ACProducts Holdings, Inc. 9.754% (SOFR 3 Month + 4.25%), 05/17/2028(n)		10,277	8,817,889
Apex Tool Group, LLC 10.605% (SOFR 1 Month + 5.25%), 02/08/2029(n)		12,334	11,474,745

			20,292,634

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 9.760% (SOFR 1 Month + 4.50%), 10/28/2027(n)		14	12,540
10.038% (SOFR 3 Month + 4.50%), 10/28/2027(n)		9,248	8,589,419

			8,601,959

Communications - Telecommunications – 0.8%
Crown Subsea Communications Holding, Inc. 10.433% (SOFR 1 Month + 5.00%), 04/27/2027(n)		7,268	7,273,004
DIRECTV Financing, LLC 10.433% (SOFR 1 Month + 5.00%), 08/02/2027(n)		2,603	2,584,216

	Principal Amount (000)		U.S. $ Value

Proofpoint, Inc. 11.683% (SOFR 1 Month + 6.25%), 08/31/2029(n)	U.S.$	6,492	$6,429,125
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(n)		7,611	7,537,023

			23,823,368

Consumer Cyclical - Automotive – 0.1%
Garret Motion SARL 9.869% (SOFR 3 Month + 4.50%), 04/30/2028(e) (n)		1,254	1,248,014
10.131% (SOFR 3 Month + 4.50%), 04/30/2028(e) (n)		1,881	1,872,022

			3,120,036

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 8.669% (SOFR 1 Month + 3.25%), 02/06/2030(n)		2,893	2,890,783

Consumer Non-Cyclical – 0.9%
Gainwell Acquisition Corp. 9.342% (SOFR 3 Month + 4.00%), 10/01/2027(n)		6,796	6,675,126
Kronos Acquisition Holdings, Inc. 9.254% (SOFR 3 Month + 3.75%), 12/22/2026(n)		4,592	4,495,721
PetSmart, LLC 9.169% (SOFR 1 Month + 3.75%), 02/11/2028(n)		5,721	5,711,509
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.669% (SOFR 1 Month + 5.25%), 12/15/2027(n)		10,803	10,324,602

			27,206,958

Energy – 0.5%
GIP II Blue Holding, L.P. 9.717% (SOFR 1 Month + 4.50%), 09/29/2028(n)		10,747	10,765,334
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(n)		5,645	5,563,031

			16,328,365

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.813% (SOFR 3 Month + 6.25%), 10/20/2028(n)		5,056	4,462,734
Dealer Tire Financial, LLC 9.819% (SOFR 1 Month + 4.50%), 12/14/2027(n)		1,587	1,583,625

	Principal Amount (000)		U.S. $ Value

FCG Acquisitions, Inc. 12.254% (SOFR 3 Month + 6.75%), 03/30/2029(n)	U.S.$	3,390	$3,180,939
Rockwood Service Corporation 9.433% (SOFR 1 Month + 4.00%), 01/23/2027(n)		493	492,096

			9,719,394

Services – 0.2%
Verscend Holding Corp. 9.433% (SOFR 1 Month + 4.00%), 08/27/2025(n)		7,625	7,612,154

Technology – 0.9%
Ascend Learning, LLC 11.169% (SOFR 1 Month + 5.75%), 12/10/2029(n)		2,940	2,502,058
Banff Guarantor, Inc. 10.933% (SOFR 1 Month + 5.50%), 02/27/2026(n)		2,470	2,422,650
Boxer Parent Company, Inc. 9.183% (SOFR 1 Month + 3.75%), 10/02/2025(n)		8,518	8,493,978
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(e) (n)		10,112	9,599,905
FINThrive Software Intermediate Holdings, Inc. 12.569% (SOFR 1 Month + 6.75%), 12/17/2029(n)		2,810	1,629,800
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(c) (k) (n)		5,905	590,452
Veritas US, Inc. 10.433% (SOFR 1 Month + 5.00%), 09/01/2025(n)		3,532	2,961,707

			28,200,550

			147,796,201

Utility – 0.2%
Electric – 0.2%
Granite Generation, LLC 9.183% (SOFR 1 Month + 3.75%), 11/09/2026(n)		7,077	6,982,214

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(e) (n)		887	886,500

	Principal Amount (000)		U.S. $ Value

Insurance – 0.2%
Asurion, LLC 9.467% (SOFR 1 Month + 4.25%), 08/19/2028(n)	U.S.$	6,214	$5,950,312

			6,836,812

Total Bank Loans (cost $171,996,084)			161,615,227

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Risk Share Floating Rate – 4.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class B 14.384% (SOFR + 9.31%), 10/25/2027(l)		896	962,439
Series 2015-DNA2, Class B 12.734% (SOFR + 7.66%), 12/25/2027(l)		14,329	14,727,740
Series 2015-DNA3, Class B 14.534% (SOFR + 9.46%), 04/25/2028(l)		7,456	7,996,788
Series 2015-HQ2, Class B 13.134% (SOFR + 8.06%), 05/25/2025(l)		283	289,367
Series 2015-HQA1, Class B 13.984% (SOFR + 8.91%), 03/25/2028(l)		12,401	13,010,050
Series 2015-HQA2, Class B 15.684% (SOFR + 10.61%), 05/25/2028(l)		6,957	7,580,363
Series 2016-DNA2, Class B 15.684% (SOFR + 10.61%), 10/25/2028(l)		5,011	5,644,765
Series 2016-DNA3, Class B 16.434% (SOFR + 11.36%), 12/25/2028(l)		4,434	5,086,895
Series 2016-DNA4, Class B 13.784% (SOFR + 8.71%), 03/25/2029(l)		1,814	1,955,956
Series 2016-HQA1, Class B 17.934% (SOFR + 12.86%), 09/25/2028(l)		2,978	3,513,122
Series 2016-HQA2, Class B 16.684% (SOFR + 11.61%), 11/25/2028(l)		3,909	4,508,877
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.934% (SOFR + 11.86%), 08/25/2028(l)		4,005	4,534,573
Series 2016-C02, Class 1B
17.434% (SOFR + 12.36%), 09/25/2028(l)		2,875	3,343,706
Series 2016-C03, Class 1B
16.934% (SOFR + 11.86%), 10/25/2028(l)		7,088	8,120,890
Series 2016-C03, Class 2B
17.934% (SOFR + 12.86%), 10/25/2028(l)		3,932	4,582,252

	Principal Amount (000)		U.S. $ Value

Series 2016-C04, Class 1B 15.434% (SOFR + 10.36%), 01/25/2029(l)	U.S.$	13,223	$14,572,948
Series 2016-C05, Class 2B 15.93% (SOFR + 10.86%), 01/25/2029(l)		11,987	13,377,019
Series 2016-C06, Class 1B 14.434% (SOFR + 9.36%), 04/25/2029(l)		8,452	9,093,363
Series 2016-C07, Class 2B 14.684% (SOFR + 9.61%), 05/25/2029(l)		10,249	11,194,439
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.684% (SOFR + 5.61%), 10/25/2025(g) (l)		2,090	2,054,365
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434% (SOFR + 5.36%), 11/25/2025(g) (l)		1,409	1,329,908
Series 2015-WF1, Class 2M2 10.684% (SOFR + 5.61%), 11/25/2025(g) (l)		682	657,668

			138,137,493

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,948	1,071,556
Series 2006-24CB, Class A16 5.75%, 08/25/2036		373	204,874
Series 2006-26CB, Class A6 6.25%, 09/25/2036		192	101,335
Series 2006-26CB, Class A8 6.25%, 09/25/2036		726	382,933
Series 2006-42, Class 1A6 6.00%, 01/25/2047		845	477,358
Series 2006-HY12, Class A5 4.151%, 08/25/2036		2,046	1,919,761
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		688	489,075
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		635	370,772
Series 2007-15CB, Class A19 5.75%, 07/25/2037		357	206,400
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		353	268,131
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.884%, 05/25/2047		315	282,605
Series 2007-4, Class 22A1 4.068%, 06/25/2047		1,277	1,154,091
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		474	178,297
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.762%, 09/25/2047		340	299,933

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.00%, 03/25/2037	U.S.$	207	$179,433
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		555	498,572
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.515%, 06/25/2036		263	206,965
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.654%, 09/25/2035		1,202	805,012
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		746	645,840
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		495	243,686
Series 2007-A1, Class A8 6.00%, 03/25/2037		856	286,794
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		214	118,712
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.299%, 10/25/2036		1,567	440,357
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.379%, 12/28/2037		1,148	1,036,544

			11,869,036

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (SOFR + 0.71%), 04/25/2037(l)		2,055	674,590
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (SOFR + 0.71%), 08/25/2037(l)		305	116,447
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.663% (SOFR + 0.36%), 04/25/2037(l)		905	221,218
Lehman Mortgage Trust Series 2007-1, Class 3A1 5.663% (SOFR + 0.36%), 02/25/2037(l)		2,853	343,009
Series 2007-1, Class 3A2 1.838% (7.14% - SOFR), 02/25/2037(l) (o)		2,853	217,169
Lehman XS Trust Series 2007-16N, Class 2A2 7.113% (SOFR + 1.81%), 09/25/2047 (l)		360	311,367
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 5.733% (SOFR + 0.43%), 02/25/2037(l)		389	290,279

	Principal Amount (000)		U.S. $ Value

Series 2007-2, Class 1A3 6.073% (SOFR + 0.77%), 05/25/2037(l)	U.S.$	208	$192,106

			2,366,185

Total Collateralized Mortgage Obligations (cost $148,141,278)			152,372,714

COLLATERALIZED LOAN OBLIGATIONS – 3.4%
CLO - Floating Rate – 3.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.57% (SOFR + 2.26%), 04/17/2033(a) (l)		11,494	11,090,084
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.79% (SOFR + 6.48%), 04/15/2034(a) (l)		2,000	1,917,124
Bristol Park CLO Ltd. Series 2016-1A, Class DR 8.52% (SOFR + 3.21%), 04/15/2029(a) (l)		5,000	4,824,885
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.872% (SOFR + 6.56%), 07/18/2030(a) (l)		2,424	2,057,486
Dryden 57 CLO Ltd. Series 2018-57A, Class E 10.521% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (l)		1,741	1,491,656
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.52% (SOFR + 2.21%), 04/17/2033(a) (l)		2,270	2,186,242
Series 2020-78A, Class D 8.57% (SOFR + 3.26%), 04/17/2033(a) (l)		11,286	10,859,980
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.726% (SOFR + 6.40%), 04/20/2035(a) (l)		4,009	3,639,685
Elevation CLO Ltd. Series 2020-11A, Class C 7.77% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (l)		3,505	3,327,299
Series 2020-11A, Class D1 9.42% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (l)		5,438	4,955,363
Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.538% (SOFR + 6.21%), 07/20/2034(a) (l)		800	790,375
Elmwood CLO VII Ltd. Series 2020-4A, Class E 12.67% (SOFR + 7.36%), 01/17/2034(a) (l)		2,122	2,123,230

	Principal Amount (000)		U.S. $ Value

Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.588% (SOFR + 6.26%), 01/20/2034(a) (l)	U.S.$	1,786	$1,721,653
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.938% (SOFR + 6.61%), 01/20/2035(a) (l)		3,650	3,649,905
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.582% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (l)		350	338,177
LCM 28 Ltd. Series 28A, Class D 8.538% (SOFR + 3.21%), 10/20/2030(a) (l)		500	418,562
Madison Park Funding LI Ltd. Series 2021-51A, Class E 11.852% (SOFR + 6.53%), 07/19/2034(a) (l)		1,600	1,526,966
OCP CLO Ltd. Series 2021-21A, Class E 11.868% (SOFR + 6.54%), 07/20/2034(a) (l)		2,250	2,086,695
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 7.557% (SOFR + 2.21%), 01/24/2033(a) (l)		8,719	8,400,019
Series 2016-1A, Class DR 8.707% (SOFR + 3.36%), 01/24/2033(a) (l)		7,987	7,518,969
OZLM XXII Ltd. Series 2018-22A, Class D 10.87% (SOFR + 5.56%), 01/17/2031(a) (l)		968	803,317
Palmer Square CLO Ltd. Series 2021-1A, Class D 11.588% (SOFR + 6.26%), 04/20/2034(a) (l)		6,063	5,740,101
Rad CLO 4 Ltd. Series 2019-4A, Class E 12.363% (SOFR + 7.01%), 04/25/2032(a) (l)		3,086	2,962,489
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.57% (SOFR + 2.26%), 04/17/2033(a) (l)		2,940	2,875,908
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.457% (SOFR + 6.11%), 04/23/2034(a) (l)		3,793	3,549,582

	Principal Amount (000)		U.S. $ Value

Rad CLO 11 Ltd. Series 2021-11A, Class E 11.82% (SOFR + 6.51%), 04/15/2034(a) (l)	U.S.$	1,545	$1,456,557
Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.206% (SOFR + 6.88%), 04/20/2035(a) (l)		1,451	1,369,085
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 11.908% (SOFR + 6.58%), 04/20/2034(a) (l)		2,000	1,733,002
Series 2021-2A, Class E 11.988% (SOFR + 6.66%), 07/20/2034(a) (l)		1,100	985,931
Series 2021-3A, Class E 12.308% (SOFR + 6.98%), 10/20/2034(a) (l)		4,738	4,161,026
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.738% (SOFR + 6.41%), 10/20/2034 (a) (l)		3,021	2,862,492
Trimaran Cavu Ltd. Series 2019-1A, Class E 12.628% (SOFR + 7.30%), 07/20/2032(a) (l)		2,469	2,213,806

Total Collateralized Loan Obligations (cost $111,320,004)			105,637,651

EMERGING MARKETS - SOVEREIGNS – 3.0%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	5,473,231
9.125%, 11/26/2049(a)		286	231,002
9.50%, 11/12/2025(a)		5,861	5,870,084

			11,574,317

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(h)		1,687	579,812
1.00%, 07/09/2029		2,895	968,224
3.50%, 07/09/2041(h)		991	320,092
3.625%, 07/09/2035(h)		2,063	642,774
4.25%, 01/09/2038(h)		4,145	1,490,074

			4,000,976

Bahrain – 0.3%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	428,300
6.75%, 09/20/2029(a)		1,973	1,981,721
7.00%, 10/12/2028(a)		1,673	1,725,883
7.375%, 05/14/2030(a)		571	590,391

	Principal Amount (000)		U.S. $ Value

CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)	U.S.$	3,791	$3,788,498

			8,514,793

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		12,151	12,725,256

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(a) (h)		2,564	878,351

Egypt – 0.1%
Egypt Government International Bond 8.70%, 03/01/2049(a)		612	356,276
8.875%, 05/29/2050(a)		4,471	2,629,395

			2,985,671

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		3,407	2,481,352
7.125%, 01/20/2050(a)		2,430	1,491,364

			3,972,716

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(a)		4,626	3,906,981

Ivory Coast – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	6,958,368
6.375%, 03/03/2028(a)	U.S.$	3,087	3,010,689
6.625%, 03/22/2048(a)	EUR	732	604,889

			10,573,946

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	7,667	6,635,789
7.143%, 02/23/2030(a)		5,188	4,534,001
7.625%, 11/28/2047(a)		1,784	1,327,992
7.696%, 02/23/2038(a)		671	528,258
7.875%, 02/16/2032(a)		1,321	1,152,823

			14,178,863

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		415	408,555
6.25%, 01/25/2031(a)		1,630	1,671,272

			2,079,827

	Principal Amount (000)		U.S. $ Value

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,709	$1,671,561
6.25%, 05/23/2033(a)	U.S.$	5,674	4,877,313
6.75%, 03/13/2048(a)		3,641	2,717,388

			9,266,262

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2035(a) (h)		3,980	1,190,935
7.375%, 09/25/2034(a) (h)		3,486	1,028,370
7.75%, 09/01/2025(a) (h)		5,795	1,909,453

			4,128,758

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (c) (k)		6,636	530,880
9.00%, 05/07/2023(a) (b) (c)		538	43,040
9.25%, 09/15/2027(c) (k)		34,020	2,721,600
9.25%, 05/07/2028(a) (c) (k)		1,500	120,000

			3,415,520

Total Emerging Markets - Sovereigns (cost $139,300,974)			92,202,237

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Bonds 6.125%, 11/15/2027(p) (q)		9,763	10,441,726
U.S. Treasury Notes 2.375%, 05/15/2029(i) (p) (q)		15,542	14,128,831
3.125%, 11/15/2028(p) (q)		12,054	11,451,110
4.00%, 02/29/2028(q)		7,478	7,406,924

Total Governments - Treasuries (cost $46,609,822)			43,428,591

	Shares

COMMON STOCKS – 1.2%
Energy – 0.4%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(c) (d) (e)		5,004,988	5
CHC Group LLC(c)		104,383	157

			162

Oil, Gas & Consumable Fuels – 0.4%
Athabasca Oil Corp.(c)		953,516	2,458,540
Battalion Oil Corp.(c)		135	1,131
Berry Corp.		211,000	1,645,800
Civitas Resources, Inc.		24,592	1,840,957
Golden Energy Offshore Services AS^(c)		3,360,247	405,814

Company	Shares	U.S. $ Value

Gulfport Energy Corp.(c)	58,376	$5,980,621
SandRidge Energy, Inc.	1,446	24,698

		12,357,561

		12,357,723

Consumer Staples – 0.3%
Household Products – 0.3%
Southeastern Grocers, Inc.(c) (d) (e)	508,189	11,815,394

Consumer Discretionary – 0.2%
Broadline Retail – 0.2%
ATD New Holdings, Inc.(c) (e)	161,762	6,470,480
K201640219 South Africa Ltd. A Shares(c) (d) (e)	64,873,855	65
K201640219 South Africa Ltd. B Shares(c) (d) (e)	10,275,684	10

		6,470,555

Diversified Consumer Services – 0.0%
AG Tracker(c) (d) (e)	341,874	0
Monitronics International, Inc.(c)	129,032	13

		13

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	4,628	273,145

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (d) (e)	14	0

		6,743,713

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Emergence SA(c) (e)	87,947	1,788,227
Intelsat Jackson Holdings SA(c) (d) (e)	9,209	0

		1,788,227

Media – 0.0%
iHeartMedia, Inc. - Class A(c)	164,799	779,499

		2,567,726

Financials – 0.1%
Financial Services – 0.0%
Paysafe Ltd.(c)	46,898	564,183

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(c) (d) (e)	2,575	1,800,976

		2,365,159

Company	Shares		U.S. $ Value

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Corp.(c) (d) (e)		4,045	$1,921,375

Information Technology – 0.0%
IT Services – 0.0%
GOLO Mobile, Inc.(c) (d) (e)		168,790	0

Total Common Stocks (cost $83,993,958)			37,771,090

	Principal Amount (000)

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)	U.S.$	2,363	2,149,408
Petroleos Mexicanos 5.95%, 01/28/2031		3,818	2,825,320
6.49%, 01/23/2027		1,276	1,132,131
6.50%, 01/23/2029		1,268	1,053,391
6.70%, 02/16/2032		3,899	3,001,840
6.75%, 09/21/2047		6,363	4,078,683
7.69%, 01/23/2050		2,298	1,583,667

			15,824,440

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061(a)		223	180,389

South Africa – 0.3%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,951	1,935,938
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		4,870	4,841,170

			6,777,108

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	195,039

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (c) (k)		5,000	175,000

Total Quasi-Sovereigns (cost $27,435,318)			23,151,976

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,503,790
7.625%, 03/01/2040		1,250	1,547,218
State of Illinois Series 2010 7.35%, 07/01/2035		3,531	3,779,258

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(g)	U.S.$	7,240	$6,361,107

Total Local Governments - US Municipal Bonds (cost $13,263,967)			13,191,373

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(r)	COP	14,562,910	2,154,167
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	1,862,059
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		36,247,335	7,765,305

Total Inflation-Linked Securities (cost $18,047,672)			11,781,531

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)	U.S.$	1,000	183,118
Series 2014-CR15, Class XA 0.605%, 02/10/2047(s)		5,968	5,604
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.152%, 08/10/2044(a)		7,937	5,515,980
Series 2013-GC13, Class D 3.946%, 07/10/2046(a)		1,500	595,306
Series 2014-GC18, Class D 5.056%, 01/10/2047(a)		908	244,581
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.847%, 06/15/2044(a)		2,576	2,112,320
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,066,929

			9,723,838

Non-Agency Floating Rate CMBS – 0.1%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.564% (SOFR + 5.34%), 05/15/2036(a) (l)		1,702	1,496,287

Total Commercial Mortgage-Backed Securities (cost $17,329,670)			11,220,125

Company	Shares			U.S. $ Value

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Industrial Conglomerates – 0.2%
WESCO International, Inc. Series A 10.625% (cost $5,716,711)			211,900	$5,746,728

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT 0.00%, 06/15/2043(g)	U.S.$		6	5,395
Series 2019-24, Class PT 10.201%, 08/15/2044(g)			135	129,982
Series 2019-36, Class PT 12.609%, 10/17/2044(g)			263	255,179
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(a)			2,006	2,016,249

				2,406,805

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)			791	767,928

Total Asset-Backed Securities (cost $3,195,258)				3,174,733

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (e)			45,881	48,175
Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(c) (d) (e)			9,209	0

Total Rights (cost $0)				48,175

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV 11.25%, 12/31/2049(c) (d) (e) (m) (cost $1,373,314)		EUR	1,001	0

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(t) (u) (v) (cost $75,991,286)		75,991,286	$75,991,286

		Principal Amount (000)
Time Deposits – 0.4%
BBH, Grand Cayman
3.83%, 08/01/2023	CAD	77	58,199
6.27%, 08/01/2023	ZAR	107	5,992
Citibank, New York 4.68%, 08/01/2023	U.S.$	11,175	11,174,620
SEB, Stockholm 2.37%, 08/01/2023	EUR	282	310,303
3.90%, 08/01/2023	GBP	321	411,320

Total Time Deposits (cost $11,960,434)			11,960,434

Total Short-Term Investments (cost $87,951,720)			87,951,720

Total Investments – 100.0% (cost $3,491,649,941)(w)			3,078,152,472
Other assets less liabilities – 0.0%			1,511,691

Net Assets – 100.0%			$3,079,664,163

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	62	September 2023	$7,715,125	$(76,656)
U.S. T-Note 5 Yr (CBT) Futures	2,501	September 2023	267,157,603	(5,744,444)
U.S. T-Note 10 Yr (CBT) Futures	141	September 2023	15,708,281	(291,422)
U.S. Ultra Bond (CBT) Futures	156	September 2023	20,626,125	(230,258)

				$(6,342,780)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	COP	65,115,083	USD	15,285	09/15/2023	$(1,104,871)
Morgan Stanley Capital Services LLC	EUR	105,377	USD	116,217	10/12/2023	(55,512)
UBS AG	GBP	11,860	USD	15,283	09/14/2023	59,801

						$(1,100,582)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00%	Quarterly	4.09%	USD	92,796	$3,803,149	$661,125	$3,142,024
iTraxx Europe Crossover Series 39, 5 Year Index, 06/20/2028*	5.00	Quarterly	3.81	EUR	14,870	865,608	(72,715)	938,323

						$4,668,757	$588,410	$4,080,347

* Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,109	$(437,774)	$(717,541)	$279,767
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,088	(433,397)	(246,560)	(186,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,443	(714,393)	(398,345)	(316,048)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,918	(1,020,595)	(566,941)	(453,654)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,832	(1,832,777)	(1,027,233)	(805,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22,493	(4,667,712)	(2,448,302)	(2,219,410)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	139	$(28,823)	$(15,902)	$(12,921)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,251	(882,198)	(483,559)	(398,639)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,347	(279,704)	(144,758)	(134,946)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.68	USD	1,300	29,261	6,508	22,753
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.68	USD	1,440	32,412	11,282	21,130
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	315	(65,465)	(78,568)	13,103
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	631	(131,034)	(135,320)	4,286
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	631	(131,034)	(135,319)	4,285
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	315	(65,517)	(65,490)	(27)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	806	(167,221)	(94,746)	(72,475)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15,049	(3,122,933)	(1,993,674)	(1,129,259)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,565	(739,832)	(417,053)	(322,779)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,577	(327,586)	(400,089)	72,503
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,577	(327,323)	(371,015)	43,692

						$(15,313,645)	$(9,722,625)	$(5,591,020)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	28,395	09/20/2023	$2,293,286

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2023
Barclays Capital, Inc.†	USD	9,196	(2.00)%*	—	$9,193,796
Barclays Capital, Inc.†	USD	1,236	(2.00)%*	—	1,235,931
Barclays Capital, Inc.†	USD	1,178	2.50%	—	1,181,374
Barclays Capital, Inc.†	USD	3,000	3.00%	—	3,007,667
Barclays Capital, Inc.†	USD	2,984	3.00%	—	2,993,235
Barclays Capital, Inc.†	USD	2,030	3.00%	—	2,030,169
Barclays Capital, Inc.†	USD	278	3.00%	—	277,593
Barclays Capital, Inc.†	USD	3,151	4.25%	—	3,152,676
Barclays Capital, Inc.†	USD	5,007	4.50%	—	5,009,671
HSBC Securities (USA), Inc.†	USD	4,188	5.43%	—	4,190,902
Jefferies LLC†	EUR	3,132	1.75%	—	3,446,677
Jefferies LLC†	USD	955	2.25%	—	955,439
Jefferies LLC†	USD	875	4.75%	—	875,115
RBC Capital Markets†	USD	1,478	1.25%	—	1,480,577

					$39,030,822

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2023.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Investment Grade	$955,439	$0	$0	$0	$955,439
Corporates - Non-Investment Grade	33,606,888	0	0	0	33,606,888
Emerging Markets - Corporate Bonds	277,593	0	0	0	277,593
Governments - Treasuries	4,190,902	0	0	0	4,190,902

Total	$39,030,822	$0	$0	$0	$39,030,822

^	Deemed an affiliated company as defined by the Investment Company Act of 1940 since the Fund owns 5% or more of the outstanding voting securities.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $2,045,519,626 or 66.4% of net assets.

(b)	Defaulted matured security.

(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2023.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.77% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 – 11/12/2019	$1,858,018	$1,010,213	0.03%
CNG Holdings, Inc. 12.50%, 06/15/2024	05/21/2019	4,754,178	4,057,563	0.13%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 0.00%, 06/15/2043	06/26/2018	2,903	5,395	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-24, Class PT 10.201%, 08/15/2044	06/27/2019	131,657	129,982	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 12.609%, 10/17/2044	09/04/2019	262,662	255,179	0.01%
Digicel Group Holdings Ltd. 7.00%, 08/16/2023	11/28/2016 – 04/03/2023	767,091	78,775	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,774,021	7,765,305	0.25%
Intelsat Jackson Holdings SA 9.75%, 07/15/2025	06/21/2017 – 11/20/2017	0	0	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.684%, 10/25/2025	09/18/2015	2,090,151	2,054,365	0.07%
K2016470219 South Africa Ltd. 3.00%, 12/31/2023	01/31/2017 – 06/30/2022	5,622,018	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 – 02/19/2015	12,955,188	0	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 – 10/31/2021	4,733,143	244	0.00%
VTR Finance NV 6.375%, 07/15/2028	06/24/2020	632,000	267,020	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012 – 02/27/2014	8,550,341	1,367	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012 – 02/05/2014	11,383,331	1,361	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434%, 11/25/2025	09/06/2016	1,408,636	1,329,908	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.684%, 11/25/2025	09/28/2015 – 02/26/2018	$681,727	$657,668	0.02%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,361,107	0.21%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Convertible security.
(k)	Defaulted.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR/PRIME or the LIBOR/SOFR/PRIME floor rate plus spread July 31, 2023.
(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044	12/14/2017	$4,831,867	$2,154,167	0.07%

(s)	IO - Interest Only.
(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	The rate shown represents the 7-day yield as of period end.
(v)	Affiliated investments.
(w)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,766,182 and gross unrealized depreciation of investments was $(487,924,400), resulting in net unrealized depreciation of $(420,158,218).

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2023 (unaudited)

68.6%	United States
4.8%	United Kingdom
2.3%	Canada
1.7%	Brazil
1.6%	Germany
1.5%	France
1.4%	Luxembourg
1.0%	Italy
1.0%	Spain
0.9%	Mexico
0.9%	India
0.8%	Colombia
0.7%	Hong Kong
9.9%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Bahrain, Cayman Islands, Chile, China, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Guatemala, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, Slovenia, South Africa, South Korea, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB High Income Fund

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,666,182,961	$5,469,506	#	$1,671,652,467
Corporates - Investment Grade	8,971,000	455,296,477	-0-		464,267,477
Emerging Markets - Corporate Bonds	-0-	191,925,466	1,013,191	#	192,938,657
Bank Loans	-0-	148,008,786	13,606,441		161,615,227
Collateralized Mortgage Obligations	-0-	152,372,714	-0-		152,372,714
Collateralized Loan Obligations	-0-	105,637,651	-0-		105,637,651
Emerging Markets - Sovereigns	-0-	92,202,237	-0-		92,202,237
Governments - Treasuries	-0-	43,428,591	-0-		43,428,591
Common Stocks	13,974,388	170	23,796,532	#	37,771,090
Quasi-Sovereigns	-0-	23,151,976	-0-		23,151,976
Local Governments - US Municipal Bonds	-0-	13,191,373	-0-		13,191,373
Inflation-Linked Securities	-0-	11,781,531	-0-		11,781,531
Commercial Mortgage-Backed Securities	-0-	11,220,125	-0-		11,220,125
Preferred Stocks	5,746,728	-0-	-0-		5,746,728
Asset-Backed Securities	-0-	3,174,733	-0-		3,174,733
Rights	-0-	-0-	48,175	#	48,175
Governments - Sovereign Bonds	-0-	-0-	0	#	0
Short-Term Investments:
Investment Companies	75,991,286	-0-	-0-		75,991,286
Time Deposits	-0-	11,960,434	-0-		11,960,434

Total Investments in Securities	104,683,402	2,929,535,225	43,933,845		3,078,152,472
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	59,801	-0-		59,801
Centrally Cleared Credit Default Swaps	-0-	4,668,757	-0-		4,668,757
Credit Default Swaps	-0-	61,673	-0-		61,673
Total Return Swaps	-0-	2,293,286	-0-		2,293,286
Liabilities
Futures	(6,342,780)	-0-	-0-		(6,342,780)
Forward Currency Exchange Contracts	-0-	(1,160,383)	-0-		(1,160,383)
Credit Default Swaps	-0-	(15,375,318)	-0-		(15,375,318)
Reverse Repurchase Agreements	(39,030,861)	-0-	-0-		(39,030,861)

Total	$59,309,761	$2,920,083,041	$43,933,845		$3,023,326,647

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds#	Bank Loans	Common Stocks#
Balance as of 10/31/22		$903,863	$1,307,709	$26,419,137		$12,067,358
Accrued discounts/(premiums)		899	2,855	- 0 -		- 0 -
Realized gain (loss)		- 0 -	6,034	(273,990)		88,519
Change in unrealized appreciation (depreciation)		(495,297)	(300,538)	2,209,404		(2,030,401)
Purchases		5,060,041	- 0 -	4,236,350		- 0 -
Sales		- 0 -	(6,034)	(16,887,087)		(88,702)
Transfers into Level 3		- 0 -	3,165	8,649,874		13,759,758
Transfers out of Level 3		- 0 -	- 0 -	(10,747,247)		- 0 -

Balance as of 07/31/23		$5,469,506	$1,013,191	$13,606,441		$23,796,532

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/23		$(495,297)	$(300,538)	$1,145,986		$(2,030,401)

	Preferred Stocks		Asset-Backed Securities	Rights#	Governments - Sovereign Bonds#
Balance as of 10/31/22		$4,734,000	$158,281	$51,616	$	- 0 -
Accrued discounts/(premiums)		- 0 -	2,967	- 0 -		- 0 -
Realized gain (loss)		- 0 -	34,420	- 0 -		- 0 -
Change in unrealized appreciation (depreciation)		(4,089,680)	(32,345)	(3,441)		- 0 -
Purchases		26,703	- 0 -	- 0 -		- 0 -
Sales/Paydowns		(671,023)	(163,323)	- 0 -		- 0 -
Transfers into Level 3		- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3		- 0 -	- 0 -	- 0 -		- 0 -

Balance as of 07/31/23	$	- 0 -	$ - 0 -	$48,175	$	- 0 -

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/23	$	- 0 -	$ - 0 -	$(3,441)	$	- 0 -

	Warrants		Total
Balance as of 10/31/22		$4,585,073	$50,227,037
Accrued discounts/(premiums)		- 0 -	6,721
Realized gain (loss)		(772,300)	(917,317)
Change in unrealized appreciation (depreciation)		(3,812,773)	(8,555,071)
Purchases		- 0 -	9,323,094
Sales/Paydowns		- 0 -	(17,816,169)
Transfers into Level 3		- 0 -	22,412,797
Transfers out of Level 3		- 0 -	(10,747,247)

Balance as of 07/31/23	$	- 0 -	$43,933,845

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/23	$	- 0 -	$(1,683,691)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2023. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/23	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$433,572	Recovery	Discount Rate and Assumed Recovery on Claim	20% & 50%
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$433,572

Emerging Markets - Corporate Bonds	$1,010,213	Recovery	Expected Sale Price	$46.47
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$1,010,213

Common Stocks	$1,921,375	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility and Weighted Average Cost of Capital	30% & 14.5%
	$1,800,976	NAV Calculation	Catastrophe Claims	$699.50
	$5	Qualitative Assessment	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$3,722,356

Governments - Sovereign Bonds	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate and Assumed Recovery on Claim, Expected Sale Price, Volatility and Weighted Average Cost of Capital and Catastrophe Claims in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (000)	Change in Unrealized Appr. (Depr.) (000)	Market Value 7/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,097	$725,775	$659,881	$-0-	$-0-	$75,991	$924
Golden Energy Offshore Services AS	564	-0-	-0-	-0-	(158)	406	-0-
Total				$-0-	$(158)	$76,397	$924